Going Concern (Details Narrative)		6 Months Ended		12 Months Ended
	Sep. 16, 2024 USD ($) Integer	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash		$ 2,300,000		$ 1,100,000
Net cash used in operating activities		9,022,726	$ 3,812,695	9,575,403	$ 1,550,781
Accumulated deficit		$ 89,716,948		$ 78,279,713	$ 46,766,324
Reduction committed date	Sep. 16, 2024
Number of employees reduced as part of reduction | Integer	24
Percentage of employees reduced	34.00%
Actual decrease in annual operating expenses due to reduction	$ 800,000
Restructuring Charges	$ 100,000